Consolidated Statements of Shareholders' Equity (Parentheticals) (Retained Earnings [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings [Member]
Dividends declared (see Note 13), per share	$ 0.27	$ 0.22	$ 0.35